SEPTEMBER 30, 2012



Volumetric Fund, Inc.
A No-Load Mutual Fund
----------------------                                           3
Third Quarter
Report 2012
















               Volumetric Fund, Inc.

                     (Logo)




















To our shareholders:


    Volumetric Fund's NAV closed out the third quarter at $18.33, up 4.9% from $17.48 since the beginning of the year and up 1.6% during the third quarter. In the past twelve months our fund's NAV increased by 13.1%.

    The following table compares the Fund's performance to the major market indices, since the introduction of the 'Volume and Range' system on 9/1/2000.

                          Year to       Third          Since
                           Date        Quarter       9/01/00

    Volumetric Fund	  + 4.9%       +1.6%	      +49.6%
    Dow-Jones	          + 9.9	       + 4.3	      +19.6
    NYSE Index.	          +10.3	       + 5.8	      +15.3
    S&P 500 Index	  +14.6	       + 5.8	      - 5.3
    NASDAQ	          +19.6	       + 6.2	      -26.4


    For only the third time in the past twelve years, the market has outperformed Volumetric during the first nine months. This was mostly due to our relatively high cash position and also to a few underperforming stocks in our portfolio. By the way, since June 30th we have reduced our cash from 24% to 15%. Please note however, as indicated above, since the introduction of the 'Volume & Range' system on September 1, 2000, we have significantly outperformed all the major market indices.

    The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $200,834, as of September 30, 2012. This is equivalent to a 9.1% compounded growth rate since the Fund's first full year of operation in 1979. The Comparative Index table in the adjacent column indicates the long term performance of the Volumetric Index, as compared to the S&P 500 and the Dow-Jones indices.



COMPARATIVE INDEX TABLE

The following table shows the change in value of a $10,000 investment in Volumetric Fund since its inception, January 1, 1979, as measured by the Volumetric Index, in comparison with the Standard & Poor 500 Index and the Dow-Jones Industrials.



		Volumetric     S&P 500         Dow-Jones
    12/31	 Index          Index         Industrials

9/30/12 	200,834	        147,323        	158,708
2011	        191,523        	128,553	        144,412
2010	        190,622	        128,810	        136,883
2009     	164,687        	116,026	        121,369
2008	        135,347	        93,981	        102,163
2007	        193,237        	152,779	        154,412
2006	        187,400        	138,992     	145,080
2005	        176,228        	129,881	        133,135
2004	        172,799        	126,097	        133,949
2003	        152,246	        115,692	        129,861
2002        	116,682        	91,543	        103,621
2001            133,167        	119,486	        124,489
2000	        139,355        	137,372        	133,986
1999	        141,866        	152,872        	148,410
1998	        134,918        	127,898        	114,054
1997	        121,987        	100,971        	98,238
1996	        103,189        	77,072	        80,102
1995	        89,336	        64,086	        63,566
1994        	76,104        	47,786	        47,632
1993        	77,839        	48,533	        46,634
1992        	76,311        	45,335	        41,007
1991        	68,902        	43,397	        39,364
1990        	50,963        	34,539	        32,716
1989        	53,743        	36,770	        34,201
1988        	46,349        	28,896        	26,938
1987        	38,637        	25,708        	24,085
1986        	39,225	        25,197	        23,552
1985        	36,524	        21,983	        19,213
1984        	27,696	        17,401	        15,050
1983	        25,963        	17,161	        15,635
1982        	21,876	        14,633	        13,000
1981        	18,712        	12,751	        10,869
1980        	15,991        	14,125	        11,975
1979	        11,630        	11,231	        10,419
1978        	10,000        	10,000        	10,000


    The Volumetric Index indicates the Fund's total return after expenses were deducted and dividend distributions were reinvested. Unlike the Fund, the S&P 500 and Dow indices are unmanaged. They have no expenses and brokerage costs to affect the results. The market indices do not include reinvested dividends. The table does not reflect the deduction of taxes that a shareholder would pay on distributions.
PORTFOLIO REVIEW

 	As noted earlier, during the third quarter we have decreased our cash position from 24% to 15%. We purchased 24 new stocks during this period and sold 13 stocks. Currently, we have 76 securities in our portfolio. It includes 61 gainers and 15 losers. Our average stock is up 14.3%. At the end of the quarter, our best performing stock was Eastman Chemical which has climbed 82%. Our worst performing stock was International Game
Technology with a 19% loss.

    The following table shows our top ten percentage gainers, as of September 30, 2012.

                                     % of Total
                        % Gain       Net Assets

1. Eastman Chemical	  82.0%	        1.57%
2  MDC Holdings	          80.0	        1.83
3. Tesoro Petroleum 	  77.4	        1.87
4. Ball Corp. 	          67.8	        1.40
5. Ansys	          65.5	        1.09
6. Cytec Industries	  56.4	        0.83
7. Disney, Walt	          53.9	        1.51
8. Pfizer	          52.9	        1.36
9. Coca Cola	          45.9	        1.22
10.Church & Dwight	  37.3	        1.08

    Purchases: AmerisourceBergen, Autodesk, Bank of New York Mellon Corp., Bemis, Briggs & Stratton, CH Robinson, Commerce Bankshares, Corning, Curtiss Wright, Flir Systems, General Mills, Herman Miller, Hologic Inc., ITT, Joy Global, Knoll, Mylan Inc. Netapp Inc., Newfield Exploration, Newmont Minng, OM Group, Quest Diagnostic, Republic Services and Sysco.

    Sales: Arkansas Best, Beam, DeVry Inc., Equinix, Legg Mason, Lincare, LLL Communicatios, Mantech, Mack-Cali Realty, Mercury General, Monster Beverage, Praxair and Smithfield Foods. Our three most profitable sales were Monster Beverage with a 243% realized gain, Equinix with a 84% realized gain and Lincare with a 65% realized gain.




PROXY VOTING INFORMATION

	Information is available to shareholders who are interested in the Fund's proxy voting record regarding its securities. This information is available without charge upon request. It may be obtained either by calling the Fund's toll-free number, 800-541-3863, or by visiting the SEC's website at www.sec.org.


OTHER NEWS

	Volumetric Fund offers 'No Fee' Roth and Traditional IRA accounts. You may be eligible to contribute $5,000 to your IRA or $6,000, if you are age
50 or over. You may be interested in rolling over your 401(k) or another retirement account into Volumetric Fund. This is also a good time to review your beneficiary designations. Deaths and divorces may necessitate some changes in your beneficiary.

    Volumetric Fund will declare its annual dividend and capital gain distributions, if any, in late December. The exact date of record, ex-dividend and payment dates will be determined by the Board of Directors in December.


OUTLOOK

    We remain optimistic about the market for the rest of the year. The November-December period is generally positive for the market. We expect to reduce our cash position in the coming weeks. We trust that with our Volume & Range system we will outperform the market during the fourth quarter.

    We would like to thank you for your trust and confidence.

October 5, 2012


    Sincerely,

/s/ Gabriel J. Gibs	/s/ Irene J. Zawitkowski


Gabriel J. Gibs		 Irene J. Zawitkowski
Chairman and CEO	 President






	    VOLUMETRIC FUND, INC.
	   STATEMENT OF NET ASSETS
   	    September 30, 2012
	        (Unaudited)

Equities: 	84.7%
SHARES	COMPANY	                              VALUE
 	Aerospace/Defense: 3.9%
 4,100	Alliant Techsystems	             $205,451
 2,800	Boeing Co.	                      194,866
 7,000	Curtiss Wright	                      228,900
10,000	Flir Systems	                      199,750
                                             --------
		                              828,967
                                             --------
	Auto/Auto Parts: 1.2%
 5,600	Autonation*	                      244,552
                                             --------
	Banks: 2.0%
 9,200	Bank of New York Mellon	              208,104
 5,200	Commerce Bankshares	              209,716
                                             --------
		                              417,820
                                             --------
	Building/Construction: 1.8%
10,000	MDC Holdings	                      385,100
                                             --------
 	Business Services: 3.7%
 7,400	ABM Services	                      140,082
 5,000	Manpower Group	                      184,000
11,000	Miller, Herman	                      213,840
 7,200	Paychex Inc.	                      239,688
                                             --------
		                              777,610
                                             --------
 	Chemicals: 6.9%
 2,685	Cytec Industries	              175,921
 5,200	DuPont de Nemours	              261,404
 5,800	Eastman Chemical Co.	              330,658
 4,200	Mosaic	                              241,962
12,600	OM Group	                      233,604
 5,600	Sensient Technologies Corp.	      205,856
                                             --------
 		                            1,449,405
                                             --------
	Communications: 3.4%
 5,000	Harris Corp.	                      256,100
 6,400	NETapp*	                              210,432
10,109	Telephone & Data Systems	      258,891
                                             --------
		                              725,423
                                             --------
	Computers/Software: 2.0%
 3,100	Ansys, Inc.*	                      227,540
 6,000	Autodesk	                      200,100
                                             --------
		                              427,640
                                             --------
	Consumer Products: 1.1%
 4,200	Church & Dwight Co, 	              226,758
                                             --------
	Drugs: 4.9%
 6,100	Eli Lilly & Co.	                      289,201
 5,098	Merck & Co. 	                      229,894
 9,000	Mylan	                              219,345
11,500	Pfizer Inc.	                      285,775
                                             --------
		                            1,024,215
                                             --------
	Electrical/Semiconductor: 5.2%
 6,200	Broadcom	                      214,334
16,000	Corning	                              210,400
10,000	Jabil Circuit  	                      187,200
18,000	NVIDIA* Corp.	                      240,120
 4,100	Thermo Fisher Scientific	      241,203
                                             --------
		                            1,093,257
                                             --------
`	Foods/Beverage: 4.2%
 3,400	Coca-Cola Co.	                      257,924
 5,300	General Mills	                      211,205
 6,800	Sysco	                              212,636
10,700	Tyson Foods Inc., Class A	      208,260
                                             --------
		                              890,025
                                             --------
	Forest Products: 3.8%
 7,700	Avery Dennison	                      245,014
 4,600	Bemis	                              144,762
 2,500	Kimberly Clark	                      214,450
13,000	Sealed Air	                      200,980
                                             --------
		                              805,206
                                             --------
	Gold: 1.1%
 4,300	Newmont Mining	                      240,865
                                             --------
 	Indexes: 4.8%
 5,400	Dow-Jones Industrial Trust ETF	      723,870
 2,000	SPDR S&P 500 Trust ETF	              287,940
                                             --------
		                            1,011,810
                                             --------



SHARES	COMPANY                                 VALUE
	Internet: 1.0%
13,000	Yahoo*	                             $207,675
                                             --------
	Leisure: 3.2%
 6,100 	Disney, Walt	                      318,908
14,000 Electronic Arts*	                      177,660
13,500 International Game Technology	      176,715
                                             --------
	          	                      673,283
                                             --------
	Machinery: 3.8%
 7,000 	Ball Corporation	              296,170
 2,553 	Briggs & Stratton	               47,665
 5,500 	Ingersoll Rand	                      246,510
 3,700 	Joy Global	                      207,422
                                             --------
   	 	                              797,767
                                             --------
	Materials/Metals: 2.2%
 20,000 Alcoa	                              177,100
  8,483 Owens Corning*	                      283,841
                                             --------
		                              460,941
                                             --------
	Medical/Health : 4.2%
 5,300 	AmerisourceBergen	              205,163
11,000  Hologic*	                      222,420
 6,700 	Patterson Co.	                      229,408
 3,500 	Quest Diagnostics	              222,005
                                             --------
		                              878,996
                                             --------
	Misc./Diversified: 6.2%
 8,400 	Actuant Corp, Class A	              240,408
 7,100 	Alleghany Technology	              226,490
13,000  Amecian Greetings	              218,400
10,300  ITT Corp.	                      207,545
14,000  Knoll, Inc.	                      195,300
 7,800 	Republic Services	              214,578
                                             --------
		                            1,302,721
                                             --------
	Oil/Energy: 5.6%
 7,200	Newfield Exploration*	              225,504
 9,400	Tesoro Corp.	                      393,860
12,000	Ultra Petroleum*	              263,760
 9,600	Valero Energy	                      304,128
                                             --------
		                            1,187,252
                                             --------
	Retail: 3.3%
16,000	Aeropostale Inc.*	              216,480
 8,000	Guess? Inc.	                      203,360
 3,700	Wal-Mart Stores Inc. 	              273,060
                                             --------
		                              692,900
                                             --------
	Shoes: 1.1%
 5,300	Wolverine World Wide          	      235,161
                                             --------
	Transportation/Shipping: 2.0%
 3,500	CH Robinson WW	                      205,030
10,000	CSX Corp.	                      207,500
                                             --------
		                              412,530
                                             --------
	Utilities: 2.2%
 5,600	Edison International	              255,864
 6,600	Piedmont Natural Gas	              214,368
                                             --------
		                              470,232
                                             --------
TOTAL EQUITIES:
(COST:	$15,708,953)	                   17,868,111
                                         ============
CASH EQUIVALENTS: 15.3%
   Cash		                               58,562
   JP Morgan Interest Bearing Deposit Acct. 3,173,100
   Dividends and interest receivable	       25,033
                                         ------------
TOTAL CASH EQUIVALENTS/ RECEIVABLES	    3,256,695
                                         ------------
TOTAL ASSETS		                   21,124,806
   Less payable to broker		      (37,631)
                                         ------------
NET ASSETS: 100.0%		          $21,087,175
                                         ============
VOLUMETRIC SHARES OUTSTANDING		    1,150,432
                                         ------------
NET ASSET VALUE PER SHARE	    	       $18.33
                                               ======
	*  Non-income producing security







Volumetric Fund, Inc.
---------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com

Investment Adviser and
Transfer Agent
---------------------

Volumetric Advisers, Inc.
Pearl River, New York

Custodian
---------

J.P. Morgan Chase
New York, New York

Independent Auditors
--------------------

BBD, LLP
Philadelphia, PA

Board of Directors

William P. Behrens
Gabriel J. Gibs, Chairman
Joseph Haupl
Alexandre M. Olbrecht, Dr.
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski

Officers
--------

Gabriel J. Gibs
    Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer

Our prospectus is available on the Fund's website or by calling the Fund.